OTHER RECEIVABLES: (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables
Schedule of other receivables
	December 31
	2016	2017
	U.S. dollars in thousands
Prepaid expenses	128	208
Advances to suppliers	1,535	439
Institutions	133	436
Interest receivable	—	42
Grants receivable	588	—
	2,384	1,125